Financial Instruments (Schedule of Forward and SWAP Contracts) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of detailed information about hedges [line items]
Interest Swap transaction		€ 44,864	€ 17,737
Interest swap contract [Member] | Amortized semi-annually [Member]
Disclosure of detailed information about hedges [line items]
Currency linkage interest rate receivable	Euribor 6 months
Currency linkage interest rate payable	Fixed 2.67%
Date of expiration	September 7, 2027
Fair value | $	$ (28)
Interest swap transaction period	17 years
Interest swap contract [Member] | Amortized semi-annually [Member] | Euro [Member]
Disclosure of detailed information about hedges [line items]
Interest Swap transaction		8,000
Interest swap contract [Member] | Amortized quarterly [Member]
Disclosure of detailed information about hedges [line items]
Currency linkage interest rate receivable	Euribor 3 months
Currency linkage interest rate payable	Fixed 3.595%
Date of expiration	April 3, 2028
Fair value | $	$ (20)
Interest swap transaction period	17 years
Interest swap contract [Member] | Amortized quarterly [Member] | Euro [Member]
Disclosure of detailed information about hedges [line items]
Interest Swap transaction		10,000
Interest swap contract [Member] | Semi-annually [Member]
Disclosure of detailed information about hedges [line items]
Currency linkage interest rate receivable	Euribor 6 months
Currency linkage interest rate payable	Fixed 2.53%
Date of expiration	June 30, 2027
Fair value | $	$ (269)
Interest swap transaction period	15 years
Interest swap contract [Member] | Semi-annually [Member] | Euro [Member]
Disclosure of detailed information about hedges [line items]
Interest Swap transaction		3,750
Interest rate swap contract [Member] | Semi-annually [Member]
Disclosure of detailed information about hedges [line items]
Currency linkage interest rate receivable	Euribor 6 months
Currency linkage interest rate payable	Fixed 1.17%
Date of expiration	December 31, 2027
Fair value | $	$ (222)
Interest swap transaction period	12 years
Interest rate swap contract [Member] | Semi-annually [Member] | Euro [Member]
Disclosure of detailed information about hedges [line items]
Interest Swap transaction		7,500
Forward contract [Member]
Disclosure of detailed information about hedges [line items]
Currency linkage interest rate payable	weighted average rate of approximately 1.18
Date of expiration	November 2021
Fair value		(2,650)
Forward contract [Member] | Euro [Member]
Disclosure of detailed information about hedges [line items]
Interest Swap transaction		20,000
Currency swap [Member]
Disclosure of detailed information about hedges [line items]
Currency linkage interest rate receivable	NIS
Currency linkage interest rate payable	Euro
Date of expiration	June 30, 2024
Fair value		€ (1,244)
Interest swap transaction period	7 years